Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the period	$ (13,591,117)	$ (7,657,208)	$ (8,897,107)
Items not affecting cash:
Amortization and depreciation	1,280,122	1,168,594	544,208
Bad debt expense (Note 5)	1,530,667
Inventory impairments (Note 6)	1,571,649	212,000
Intangible impairments (Note 9)	293,000	111,521	1,508,880
Interest expense, net of repayments (Note 21)	926,962	341,112	270,988
Interest income	(14,456)
Foreign exchange	138,691
Accretion of future purchase consideration			400,886
Share-based payments	517,678	1,123,154	850,747
Loss on debt conversion	16,712
Net change in non-cash working capital items:

Trade and other receivables, prepaids, and advances to suppliers	(3,353,800)	(1,134,535)	1,768,193
Inventory	(601,487)	65,570	(338,959)
Accounts payable and accrued liabilities	1,372,389	(887,569)	853,282
Due to/from related party	(76,866)	(68,774)	764,460
Net cash and restricted cash used in operating activities	(9,989,856)	(6,726,135)	(2,274,422)
Investing activities:
Intangible additions	(1,513,570)	(2,380,196)	(1,598,660)
Future purhase consideration			(621,567)
Equipment additions	(21,136)		(3,293)
Net cash and restricted cash used in investing activities	(1,534,706)	(2,380,196)	(2,223,520)
Financing activities:
Lease payments	(146,146)	(135,612)
Bank loan	405,413	(32,435)
Repayment of long term debt	(45,490)	(26,114)
Convertible debt issued, net of repayments	99,490	1,685,908
Shares issued for cash	28,168,529	2,290,916	1,591,950
Share issue costs (cash)	(3,133,147)	(20,085)	(287,236)
Loan to Director		(200,000)
Exercise of stock options			316,432
Exercise of agents’ options		247,764	110,801
Exercise of warrants		5,529,858	1,022,200
Loan received		165,341	168,869
Net cash and restricted cash from financing activities	25,348,649	9,505,541	2,923,016
Effect of foreign exchange on cash	(20,396)	485,416	(144,613)
Change in cash and restricted for the year	13,803,691	884,626	(1,719,539)
Cash, beginning of year	2,661,575	1,776,949	3,496,488
Cash and restricted cash, end of year	$ 16,465,266	$ 2,661,575	$ 1,776,949